Financing Receivable	6 Months Ended
Jun. 30, 2023
Financing Receivable
Financing Receivable

Note 4 - Financing Receivable

The Company’s financing receivable was $42,875,260 and $43,864,192 as of June 30, 2023 and December 31, 2022, respectively. Starting in June, 2022, the Company provided factoring financing service. The financing receivable is secured by pledged accounts receivable with stated owned entities and reputable companies, which has carrying value of $43,899,055 and is in excess of the financing provided. The term of the financing receivables is generally within 12 months with annual interest of 6.5%. The interest and principal of financing are due upon maturity. The principal amounted to $40,335,750 and $42,412,500 as of June 30, 2023 and December 31, 2022, respectively; interest receivable of the financing amounted to $2,539,510 and $1,451,692 as of June 30, 2023 and December 31, 2022, respectively.  For the six months ended June 30, 2023 and 2022, the Company recognized net financing interest income of $1,206,998 and $52,248, respectively.